ADDITIONAL INFORMATION TO CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Information To Cash Flows
Income tax and social contribution paid	R$ 1,407,469	R$ 3,100,349	R$ 3,062,047
Addition to fixed assets with interest capitalization (note 11 and 28)	182,799	135,242	87,414
Remeasurement and addition – Right of use (note 11 i)	197,525	125,946	171,215
Addition to PP&E without adding cash	114,877	60,329	69,788
Capitalization in associate with no cash effect	11,037	367,000
Net additional cash	R$ 1,913,707	R$ 3,788,866	R$ 3,390,464